Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventory [Line Items]
Finished goods		$ 0	$ 0
Raw materials		75	207
Total	$ 41	$ 75	$ 207